Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 1,156	$ 1,059
Derivatives	20	47
Other receivables	138	148
Prepayments	99	127
Total trade and other receivables, current	1,413	1,381
Derivatives	26	11
Investments relating to deferred compensation arrangements	109
Other non-current assets	29	13
Total trade and other receivables, non current	164	24
Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,200	1,100
Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (44)	$ (41)